OPERATING LEASE COMMITMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Lease Commitments Details Narrative
Net rent expense	$ 136,650	$ 20,057	$ 367,204	$ 54,408